UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Forward International Equity Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.55%
	Australia - 6.32%
34,000	Amcor, Ltd.	$174,219
30,000	AMP, Ltd.	170,447
117,900	Lion Selection Group, Ltd.	177,368
88,000	Minara Resources, Ltd.	123,986
12,000	Newcrest Mining, Ltd.	192,256
87,000	Pacific Brands, Ltd.	189,347
3,700	Rio Tinto, Ltd.	167,100
131,000	Roc Oil Co., Ltd.*	277,106

		1,471,829

	Austria - 1.47%
5,100	Raiffeisen International Bank-Holding AG*	341,566

	Belgium - 1.02%
4,000	Delhaize Group	237,368

	Brazil - 1.12%
7,027	Companhia de Bebidas das Americas, ADR	261,264

	Canada - 4.94%
32,100	iShares MSCI Canada Index Fund	692,397
7,554	Suncor Energy, Inc.	457,244

		1,149,641

	Egypt - 0.58%
2,900	Orascom Telecom Holding SAE, GDR	136,155

	Finland - 1.26%
14,600	Fortum Oyj	293,961

	France - 7.20%
13,900	Axa, ADR	382,667
1,730	Pernod Recard SA	306,399
10,700	Publicis Groupe	341,603
700	Total SA	191,662
2,250	Total SA, ADR	305,595
3,500	Veolia Environnement	148,156

		1,676,082

	Germany - 5.04%
2,600	E.ON AG	239,584
2,800	Fresenius Medical Care AG	255,718
13,400	Hypo Real Estate Holding AG	679,508

		1,174,810

	Greece - 3.90%
36,100	Bank of Cyprus Public Co., Ltd.	173,225
9,800	National Bank of Greece SA	393,451
11,000	Opap SA	342,693

		909,369

	Hong Kong - 2.66%
31,000	Cheung Kong (Holdings), Ltd.	350,050
26,000	Hutchison Whampoa, Ltd.	268,957

		619,007

	Hungary - 1.00%
2,100	MOL Magyar Olaj-es Gazipari Rt., GDR	232,575

	India - 1.31%
4,100	Infosys Technologies, Ltd., ADR	304,548

	Italy - 5.89%
10,000	Autostrade SpA	257,888
29,300	Buzzi Unicem SpA	321,992
13,900	Fondiaria-Sai SpA	323,606
82,700	UniCredito Italiano SpA	467,626

		1,371,112

	Japan - 17.21%
2,100	Aeon Credit Service Co., Ltd.	152,859
4,000	Aoyama Trading Co., Ltd.	112,935
16,000	Asahi Glass Co., Ltd.	168,131
81	Astellas Pharma, Inc.	3,052
21,000	Bank of Fukuoka, Ltd.	151,562
8,400	Century Leasing System, Inc.	106,723
20,000	Chugoku Marine Paints, Ltd.	102,700
11,000	Daimaru, Inc.	129,663
24,000	Fujitsu, Ltd.	158,391
18,000	Kyowa Exeo Corp.	172,790
10,000	Lintec Corp.	148,226
26,000	Mitsubishi Electric Corp.	166,772
15	Mitsubishi UFJ Financial Group, Inc.	197,194
18	Mizuho Financial Group, Inc.	114,664
18,000	Nabtesco Corp.	157,702
19,000	Nippon Mining Holdings, Inc.	150,873
1,900	Promise Co., Ltd.	140,983
8,000	Ricoh Co., Ltd.	125,145
19,000	Sekisui Chemical Co., Ltd.	135,618
4,000	Shin-Etsu Chemical Co., Ltd.	174,696
1,200	SMC Corp.	159,979
24,000	Sumitomo Heavy Industries, Ltd.	170,460
21,000	Sumitomo Metal Mining Co., Ltd.	194,918
10,000	Sumitomo Realty & Development Co., Ltd.	148,403
2,400	Tokyo Electron, Ltd.	127,687
6,200	Toyota Motor Corp.	284,454
40	West Japan Railway Co.	151,403

		4,007,983

	Luxembourg - 1.62%
16,100	Arcelor	377,737

	Netherlands - 1.07%
10,000	TNT NV	249,207

	Norway - 2.47%
4,600	Prosafe ASA	172,739
44,800	Telenor ASA	401,698

		574,437

September 30, 2005

Forward International Equity Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
	Russia - 1.37%
4,220	Mobile TeleSystems, ADR	$171,670
2,200	OAO Gazprom, GDR	147,180

		318,850

	South Korea - 3.54%
3,800	Kookmin Bank, ADR	225,150
10,200	LG.Philips LCD Co., Ltd., ADR*	209,712
690	Samsung Electronics Co., Ltd.	389,553

		824,415

	Spain - 3.29%
19,900	Banco Bilbao Vizcaya Argentaria SA	350,049
15,200	Corporacion Dermoestetica*	197,003
6,100	Fadesa Inmobiliaria SA	219,898

		766,950

	Sweden - 2.19%
11,700	Capio AB*	231,592
7,400	Modern Times Group AB, Class B*	279,550

		511,142

	Switzerland - 7.03%
9,900	Credit Suisse Group	440,000
2,800	Julius Baer Holding, Ltd.	220,004
1,300	Nestle SA	382,160
6,700	Novartis AG	341,171
1,490	Zurich Financial Services AG	254,834

		1,638,169

	Turkey - 1.18%
39,500	Turkiye Is Bankasi	274,438

	United Kingdom - 13.87%
7,300	AstraZeneca Plc	340,295
83,800	IG Group Holdings Plc*	256,473
139,100	Old Mutual Plc	341,438
13,703	Royal Bank of Scotland Group Plc	390,053
24,000	Royal Dutch Shell Plc, Class A*	794,859
8,500	Standard Chartered Plc	183,906
14,500	Vodafone Group Plc, ADR	376,565
28,500	William Hill Plc	293,944
29,800	Yell Group Plc	252,129

		3,229,662

	Total Common Stocks (Cost $21,034,084)	22,952,277

Total Investments - 98.55% (Cost $21,034,084)		22,952,277

Net Other Assets and Liabilities - 1.45%		337,397

Net Assets - 100.00%		$23,289,674

Gross unrealized appreciation		$2,252,270
Gross unrealized depreciation		(334,077)

Net unrealized appreciation		$1,918,193

*	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

September 30, 2005

Forward International Equity Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	17.87%
Financial Services	15.99%
Industrials	11.94%
Energy	11.72%
Consumer Discretionary	11.24%
Materials	7.87%
Information Technology	5.39%
Consumer Staples	5.10%
Health Care	4.42%
Telecommunication Services	4.08%
Utilities	2.93%
Net Other Assets and Liabilities	1.45%

TOTAL NET ASSETS	100.00%

September 30, 2005

Forward Hoover Small Cap Equity Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.37%
	Auto & Transportation - 4.57%
36,400	Alaska Air Group, Inc.*	$1,057,784
78,900	Aviall, Inc.*	2,665,242
69,600	EGL, Inc.*	1,889,640
88,400	Greenbrier Cos., Inc.	2,938,416
101,000	Petroleum Helicopters, Inc.*	3,133,020
136,391	SkyWest, Inc.	3,658,007

		15,342,109

	Consumer Discretionary - 11.91%
191,300	AnnTaylor Stores Corp.*	5,079,015
207,900	Charming Shoppes, Inc.*	2,218,293
109,350	Hibbett Sporting Goods, Inc.*	2,433,037
93,800	Jack in the Box, Inc.*	2,805,558
21,300	Laureate Education, Inc.*	1,043,061
77,300	Red Robin Gourmet Burgers, Inc.*	3,543,432
79,700	Scientific Games Corp., Class A*	2,470,700
106,800	The Dress Barn, Inc.*	2,430,768
74,950	The Men’s Wearhouse, Inc.*	2,001,165
103,100	The Sports Authority, Inc.*	3,035,264
64,500	Tractor Supply Co.*	2,944,425
92,500	United Natural Foods, Inc.*	3,270,800
163,000	United Online, Inc.	2,257,550
93,600	Vail Resorts, Inc.*	2,691,000
102,200	ValueClick, Inc.*	1,746,598

		39,970,666

	Consumer Staples - 0.80%
62,200	Longs Drug Stores Corp.	2,667,758

	Energy - 8.20%
99,100	Bill Barrett Corp.*	3,648,862
40,200	CARBO Ceramics, Inc.	2,652,798
73,100	Plains Exploration & Production Co.*	3,130,142
89,400	Range Resources Corp.	3,451,734
73,700	St. Mary Land & Exploration Co.	2,697,420
156,100	Superior Energy Services, Inc.*	3,604,349
164,475	TETRA Technologies, Inc.*	5,134,910
58,400	Unit Corp.*	3,228,352

		27,548,567

	Financial Services - 15.98%
124,100	Advent Software, Inc.*	3,343,254
66,400	Affiliated Managers Group, Inc.*	4,808,688
39,900	Alexandria Real Estate Equities, Inc.	3,299,331
126,700	Apollo Investment Corp.	2,508,660
57,400	Cathay General Bancorp	2,035,404
158,800	Cohen & Steers, Inc.	3,176,000
155,900	Digital Realty Trust, Inc.	2,806,200
166,500	Equity Inns, Inc.	2,247,750
107,800	Equity One, Inc.	2,506,350
30,200	GAMCO Investors, Inc., Class A	1,384,670
107,800	Investment Technology Group, Inc.*	3,190,880
122,600	McGrath Rentcorp	3,473,258
112,200	Midwest Banc Holdings, Inc.	2,594,064
78,600	Ohio Casualty Corp.	2,131,632
103,200	Raymond James Financial, Inc.	3,314,784
48,300	SVB Financial Group*	2,349,312
132,000	Texas Capital Bancshares, Inc.*	2,791,800
70,400	UCBH Holdings, Inc.	1,289,728
86,000	Urstadt Biddle Properties, Class A	1,303,760
160,300	Waddell & Reed Financial, Inc., Class A	3,103,408

		53,658,933

September 30, 2005

Forward Hoover Small Cap Equity Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Health Care - 14.12%
169,700	Adeza Biomedical Corp.*	$2,954,477
60,400	Amedisys, Inc.*	2,355,600
128,300	First Horizon Pharmaceutical Corp.*	2,549,321
172,300	Healthcare Services Group, Inc.	3,316,775
127,600	Immucor, Inc.*	3,501,344
16,300	Integra LifeSciences Holdings*	623,638
321,400	IRIS International, Inc.*	5,926,616
64,000	LifePoint Hospitals, Inc.*	2,798,720
197,850	Meridian Bioscience, Inc.	4,095,495
108,100	Option Care, Inc.	1,582,584
32,900	Pediatrix Medical Group, Inc.*	2,527,378
63,900	Psychiatric Solutions, Inc.*	3,465,297
98,100	Radiation Therapy Services, Inc.*	3,125,466
102,300	Symmetry Medical, Inc.*	2,424,510
76,200	United Surgical Partners International, Inc.*	2,980,182
107,500	West Pharmaceutical Services, Inc.	3,189,525

		47,416,928

	Integrated Oils - 1.18%
144,100	KCS Energy, Inc.*	3,967,073

	Materials & Processing - 12.99%
315,100	Apogee Enterprises, Inc.	5,388,210
72,300	Armor Holdings, Inc.*	3,109,623
82,700	Barnes Group, Inc.	2,965,622
51,200	Ceradyne, Inc.*	1,878,016
135,600	Drew Industries, Inc.*	3,499,836
220,200	Encore Wire Corp.*	3,580,452
93,100	Granite Construction, Inc.	3,560,144
75,000	Mobile Mini, Inc.*	3,251,250
213,700	Oregon Steel Mills, Inc.*	5,962,230
102,800	Trammell Crow Co.*	2,537,104
72,400	URS Corp.*	2,924,236
169,400	Valmont Industries, Inc.	4,973,584

		43,630,307

	Producer Durables - 14.60%
135,200	A.S.V., Inc.*	3,062,280
128,600	AMETEK, Inc.	5,525,942
276,700	Arris Group, Inc.*	3,281,662
47,700	Comstock Homebuilding Cos., Inc., Class A*	950,184
142,900	Electro Scientific Industries, Inc.*	3,195,244
86,800	ESCO Technologies, Inc.*	4,346,076
47,200	IDEX Corp.	2,008,360
60,800	Itron, Inc.*	2,776,128
35,200	Meritage Homes Corp.*	2,698,432
88,500	Powerwave Technologies, Inc.*	1,149,615
97,600	Regal-Beloit Corp.	3,166,144
52,600	Roper Industries, Inc.	2,066,654
340,000	SpectraLink Corp.	4,335,000
145,200	Steelcase, Inc., Class A	2,099,592
100,100	The Manitowoc Co., Inc.	5,030,025
21,500	William Lyon Homes, Inc.*	3,336,800

		49,028,138

	Technology - 9.68%
68,600	Anteon International Corp.*	2,933,336
171,800	Cypress Semiconductor Corp.*	2,585,590
95,600	FLIR Systems, Inc.*	2,827,848
131,400	Foundry Networks, Inc.*	1,668,780
298,500	Informatica Corp.*	3,587,970
342,400	Integrated Silicon Solution, Inc.*	2,876,160
88,800	ManTech International Corp., Class A*	2,345,208
62,800	MICROS Systems, Inc.*	2,747,500
129,700	Microsemi Corp.*	3,312,538
176,000	RadiSys Corp.*	3,414,400
72,200	SRA International, Inc., Class A*	2,561,656
49,200	Trimble Navigation, Ltd.*	1,657,548

		32,518,534

	Utilities - 2.34%
75,500	Southern Union Co.*	1,945,635
80,300	Southwestern Energy Co.*	5,894,020

		7,839,655

	Total Common Stocks (Cost $270,720,961)	323,588,668

Par Value
OVERNIGHT DEPOSIT - 3.90%
$13,111,948	HSBC Bank
	3.06%, due 10/03/05	13,111,948

	Total Overnight Deposit (Cost $13,111,948)
Total Investments - 100.27% (Cost $283,832,909)		336,700,616

Net Other Assets and Liabilities - (0.27)%		(919,243)

Net Assets - 100.00%		$335,781,373

Gross unrealized appreciation		$54,278,362
Gross unrealized depreciation		(1,410,655)

Net unrealized appreciation		$52,867,707

*	Non-income producing security.

September 30, 2005

Forward Hoover Mini-Cap Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.05%
	Auto & Transportation - 3.28%
10,400	Alaska Air Group, Inc.*	$302,224
10,700	Greenbrier Cos., Inc.	355,668
12,400	Petroleum Helicopters, Inc.*	384,648
9,605	SkyWest, Inc.	257,606

		1,300,146

	Consumer Discretionary - 13.40%
58,800	24/7 Real Media, Inc.*	413,952
25,100	Charming Shoppes, Inc.*	267,817
15,112	Hibbett Sporting Goods, Inc.*	336,242
14,500	Intrawest Corp.	395,850
11,400	Jack in the Box, Inc.*	340,974
26,700	Oakley, Inc.	462,978
27,800	PetMed Express, Inc.*	288,008
9,500	Red Robin Gourmet Burgers, Inc.*	435,480
28,400	Restoration Hardware, Inc.*	179,488
22,300	Rimage Corp.*	594,741
12,900	The Dress Barn, Inc.*	293,604
12,400	The Sports Authority, Inc.*	365,056
38,000	United Online, Inc.	526,300
14,000	Vail Resorts, Inc.*	402,500

		5,302,990

	Consumer Staples - 1.14%
10,500	Longs Drug Stores Corp.	450,345

	Energy - 14.10%
6,600	Berry Petroleum Co., Class A	440,154
5,250	CARBO Ceramics, Inc.	346,448
28,900	Carrizo Oil & Gas, Inc.*	846,770
16,900	NATCO Group, Inc., Class A*	427,908
28,400	Pioneer Drilling Co.*	554,368
10,300	St. Mary Land & Exploration Co.	376,980
16,700	Superior Energy Services, Inc.*	385,603
32,400	Superior Well Services, Inc.*	748,440
20,175	TETRA Technologies, Inc.*	629,863
7,200	Unit Corp.*	398,016
9,700	Whiting Petroleum Corp.*	425,248

		5,579,798

	Financial Services - 13.98%
14,500	Advent Software, Inc.*	390,630
4,900	Alexandria Real Estate Equities, Inc.	405,181
19,900	Apollo Investment Corp.	394,020
15,200	Capital Corp of the West	464,360
25,200	Cohen & Steers, Inc.	504,000
25,900	Digital Realty Trust, Inc.	466,200
20,400	Equity Inns, Inc.	275,400
14,700	First Potomac Realty Trust	377,790
12,700	Glacier Bancorp, Inc.	392,049
25,900	Investment Technology Group, Inc.*	766,640
13,800	Midwest Banc Holdings, Inc.	319,056
24,000	Texas Capital Bancshares, Inc.*	507,600
9,100	Vineyard National Bancorp Co.	268,905

		5,531,831

September 30, 2005

Forward Hoover Mini-Cap Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Health Care - 14.53%
35,500	Adeza Biomedical Corp.*	$618,055
8,500	Amedisys, Inc.*	331,500
20,200	China Medical Technologies, Inc.*	444,602
29,975	Healthcare Services Group, Inc.	577,019
4,000	Integra LifeSciences Holdings*	153,040
40,000	IRIS International, Inc.*	737,600
11,800	LHC Group, Inc.*	182,310
26,400	Meridian Bioscience, Inc.	546,480
13,100	Option Care, Inc.	191,784
17,000	Radiation Therapy Services, Inc.*	541,620
26,600	SeraCare Life Sciences, Inc.*	472,416
20,300	Symmetry Medical, Inc.*	481,110
16,000	West Pharmaceutical Services, Inc.	474,720

		5,752,256

	Integrated Oils - 0.60%
8,700	KCS Energy, Inc.*	239,511

	Materials & Processing - 14.91%
22,100	American Reprographics Co.*	377,910
38,900	Apogee Enterprises, Inc.	665,190
11,400	Barnes Group, Inc.	408,804
6,200	Ceradyne, Inc.*	227,416
16,600	Drew Industries, Inc.*	428,446
27,700	Encore Wire Corp.*	450,402
25,000	LSI Industries, Inc.	475,000
10,800	Mobile Mini, Inc.*	468,180
42,600	Modtech Holdings, Inc.*	414,072
32,300	Oregon Steel Mills, Inc.*	901,170
18,800	Trammell Crow Co.*	463,984
21,100	Valmont Industries, Inc.	619,496

		5,900,070

	Producer Durables - 10.44%
18,600	A.S.V., Inc.*	421,290
33,800	Arris Group, Inc.*	400,868
50,500	Channell Commercial Corp.*	477,250
17,500	Electro Scientific Industries, Inc.*	391,300
8,200	ESCO Technologies, Inc.*	410,574
7,900	Itron, Inc.*	360,714
15,600	Regal-Beloit Corp.	506,064
30,700	SpectraLink Corp.	391,425
8,700	Varian Semiconductor Equipment Associates, Inc.*	368,619
2,600	William Lyon Homes, Inc.*	403,520

		4,131,624

	Technology - 8.57%
17,700	Daktronics, Inc.	424,446
37,400	Informatica Corp.*	449,548
41,600	Integrated Silicon Solution, Inc.*	349,440
13,500	ManTech International Corp., Class A*	356,535
52,900	Micromuse, Inc.*	416,852
22,000	RadiSys Corp.*	426,800
18,100	SI International, Inc.*	560,557
19,500	Witness Systems, Inc.*	407,355

		3,391,533

	Utilities - 1.10%
21,800	Consolidated Water Co., Ltd.	437,090

	Total Common Stocks (Cost $31,225,719)	38,017,194

Par Value
OVERNIGHT DEPOSIT - 10.94%
$4,332,891	HSBC Bank
	3.060%, due 10/03/05	4,332,891

	Total Overnight Deposit (Cost $4,332,891)
Total Investments - 106.99% (Cost $35,558,610)		42,350,085

Net Other Assets and Liabilities - (6.99)%		(2,768,107)

Net Assets - 100.00%		$39,581,978

Gross unrealized appreciation		$6,933,090
Gross unrealized depreciation		(141,615)

Net unrealized appreciation		$6,791,475

*	Non-income producing security.

September 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS - 92.70%
	Argentina - 0.98%
23,800	Telecom Argentina SA, ADR*	$307,258

	Brazil - 13.71%
13,454	Banco Bradesco SA, Preference No Par	658,878
6,100	Brasil Telecom Participacoes SA, ADR	259,433
4,600	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	132,802
12,232,600	Cia Energetica de Minas Gerais, Preference	465,265
7,987	Cia Vale do Rio Doce	352,317
28	Contax Participacoes SA*	25
15,317	Contax Participacoes SA, ADR*	9,515
19,484	Petroleo Brasileiro SA, ADR	1,242,105
28	Tele Norte Leste Participacoes SA	630
15,317	Tele Norte Leste Participacoes SA, ADR	253,190
8,970	Tim Participacoes SA, ADR	166,663
13,118	Unibanco - Uniao de Bancos Brasileiros SA, GDR	690,007
4,200	Unibanco - Uniao de Bancos Brasileiros SA, Units	44,332

		4,275,162

	China - 2.52%
185,000	China Life Insurance Co., Ltd., Class H*	143,082
605,917	China Telecom Corp., Ltd., Class H	228,456
297,579	China Unicom, Ltd.	247,414
945,000	Semiconductor Manufacturing International Corp.*	165,666

		784,618

	Egypt - 0.32%
9,714	Commercial International Bank	101,171

	Hong Kong - 3.80%
332,000	CNOOC, Ltd.	241,796
45,000	Hutchison Whampoa, Ltd.	465,501
25,000	Sun Hung Kai Properties, Ltd.	258,934
56,000	Wharf (Holdings), Ltd.	218,362

		1,184,593

	India - 4.56%
32,900	Hindalco Industries, Ltd., GDR, Registered Shares@	107,912
1,024	Infosys Technologies, Ltd., Sponsored ADR	76,063
37,485	ITC, Ltd., GDR, Registered Shares	115,454
5,756	Reliance Industries, Ltd., Sponsored GDR@	207,158
4,577	Satyam Computer Services, Ltd., ADR	138,317
12,376	State Bank of India, GDR	609,518
13,553	Tata Motors, Ltd., Sponsored ADR	167,108

		1,421,530

September 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
	Indonesia - 3.05%
123,254	PT Astra International Tbk	$116,786
1,101,915	PT Bank Mandiri	155,275
389,313	PT Bank Rakyat Indonesia	102,152
2,775,500	PT Bumi Resources Tbk	242,755
16,013	PT Telekomunikasi Indonesia, Sponsored ADR	333,231

		950,199

	Israel - 4.23%
76,431	Bank Hapoalim, Ltd.	297,278
82,500	Bank Leumi Le-Israel	275,299
7,109	Check Point Software Technologies, Ltd.*	172,891
16,400	Makhteshim-Agan Industries, Ltd.	92,185
14,400	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	481,248

		1,318,901

	Malaysia - 3.94%
299,200	Bumiputra-Commerce Holdings Berhad	444,552
141,100	Telekom Malaysia Berhad	389,344
137,500	Tenaga Nasional Berhad	394,003

		1,227,899

	Mexico - 4.07%
9,003	America Movil SA de CV, ADR, Series L	236,959
4,500	Fomento Economico Mexicano, SA de CV, Sponsored ADR	314,640
7,833	Grupo Televisa SA, Sponsored ADR	561,704
7,286	Telefonos de Mexico SA de CV, Sponsored ADR, Series L	154,973

		1,268,276

	Philippines - 2.56%
88,612	ABS-CBN Broadcasting Corp., PDR	22,137
1,665,963	Ayala Land, Inc.	237,820
203,756	Bank of the Philippine Islands	189,063
5,519	Philippine Long Distance Telephone Co.	165,941
47,480	SM Investments Corp.	184,697

		799,658

	Poland - 1.23%
6,300	Polski Koncern Naftowy Orlen SA, GDR	257,670
16,211	Telekomunikacja Polska SA, GDR	126,608

		384,278

	Russia - 3.08%
6,430	AO VimpelCom, Sponsored ADR*	285,749
1,696	LUKOIL, Sponsored ADR	98,063
8,500	Mobile TeleSystems*	68,000
7,481	OAO Gazprom, Sponsored ADR, Registered Shares	500,479
2,100	YUKOS, ADR*	9,156

		961,447

	Singapore - 1.20%
40,000	DBS Group Holdings, Ltd.	374,075

	Slovakia - 0.00%#
525	Chirana Prema AS*	0

	South Africa - 6.14%
18,960	Barloworld, Ltd.	346,800
49,695	FirstRand, Ltd.	132,489
1,505	Impala Platinum Holdings, Ltd.	171,149
26,196	Nedbank Group, Ltd.	379,896
3,656	SABMiller Plc	71,881
68,750	Sanlam, Ltd.	138,414
24,560	Sappi, Ltd.	288,761
35,024	Standard Bank Group, Ltd.	385,622

		1,915,012

September 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
	South Korea - 17.46%
29,260	Daewoo Engineering & Construction Co., Ltd.	$328,701
9,950	Hana Bank	367,811
3,400	Hyundai Motor Co.	266,059
19,120	Kia Motors Corp.	357,984
5,000	Kookmin Bank	295,247
16,922	LG Corp.	428,127
4,680	LG Electronics, Inc.	314,097
900	NCsoft Corp.*	74,229
2,559	POSCO, ADR	144,737
31,340	Samsung Corp.	543,146
2,665	Samsung Electronics Co., Ltd.	1,504,580
2,930	Samsung Fire & Marine Insurance Co., Ltd.	303,831
630	Shinsegae Co., Ltd.	234,095
13,000	SK Telecom Co., Ltd., ADR	283,920

		5,446,564

	Taiwan - 12.47%
147,049	Acer, Inc.	292,448
128,632	Asustek Computer, Inc.	344,970
128,620	AU Optronics Corp.	166,655
187,950	BenQ Corp.	163,109
23,000	Cathay Financial Holding Co., Ltd.	42,900
11,443	Cathay Financial Holding Co., Ltd., GDR, Registered Shares	213,526
250,000	China Steel Corp.	222,984
10,700	Chunghwa Telecom Co., Ltd., ADR	198,057
143,346	First Financial Holding Co., Ltd.*	105,178
286,772	Fubon Financial Holding Co., Ltd.	262,696
42,887	Hon Hai Precision Industry Co., Ltd.	199,665
1,000	Largan Precision Co., Ltd.	8,949
380,000	Mega Financial Holding Co., Ltd.	240,461
259,827	Powerchip Semiconductor Corp.	144,843
172,837	Quanta Computer, Inc.	283,321
287,992	Siliconware Precision Industries Co.	290,715
273,577	Taiwan Semiconductor Manufacturing Co., Ltd.	439,389
422,243	United Microelectronics Corp.	271,009

		3,890,875

	Thailand - 3.60%
108,564	Bangkok Bank Public Co., Ltd.(F)	301,375
153,654	Kasikornbank Public Co., Ltd.(F)	250,689
20,000	PTT Public Co., Ltd.(F)	118,833
20,300	Siam Cement Public Co., Ltd.(F)	125,559
106,300	Siam Commercial Bank Public Co., Ltd.(F)	133,955
889,500	True Corporation Public Co., Ltd.*	192,234

		1,122,645

September 30, 2005

Forward Global Emerging Markets Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS (continued)
	Turkey - 3.78%
26,485	Akbank TAS	$176,142
11,923	Arcelik AS	68,663
38,768	Eregli Demir ve Celik Fabrikalari	256,389
35,267	Haci Omer Sabanci Holding AS	182,133
44,233	Koc Holding AS	200,500
21,533	Turkcell Iletisim Hizmetleri AS	118,407
25,538	Turkiye Is Bankasi, Class C	177,436

		1,179,670

	Total Common and Preferred Stocks (Cost $22,210,472)	28,913,831

RIGHTS AND WARRANTS - 0.00%
	Thailand - 0.00%
47,704	True Corporation Public Company, Ltd., Rights*	0

	Total Rights and Warrants (Cost $0)	0

Par Value
OVERNIGHT DEPOSIT - 6.08%
$1,895,924	Wells Fargo & Co. - Grand Cayman
	3.060%, due 10/03/05	1,895,924

	Total Overnight Deposit (Cost $1,895,924)
Total Investments - 98.78% (Cost $24,106,396)		30,809,755

Net Other Assets and Liabilities - 1.22%		381,090

Net Assets - 100.00%		$31,190,845

Gross unrealized appreciation		$7,053,132
Gross unrealized depreciation		(349,773)

Net unrealized appreciation		$6,703,359

*	Non-income producing security.

#	Amount represents less than 0.01%.

@	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 these securities amounted to $315,070 or 1.01% of total net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PDR	Philippine Depositary Receipt

(F)	Foreign Shares

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Banks	22.08%
Information Technology	15.16%
Telecommunication Services	12.88%
Energy	8.58%
Industrials	7.41%
Financial Services	7.04%
Consumer Discretionary	6.79%
Materials	6.43%
Utilities	2.75%
Consumer Staples	2.04%
Health Care	1.54%
Short-term investments	6.08%
Net Other Assets and Liabilities	1.22%

TOTAL NET ASSETS	100.00%

September 30, 2005

Forward International Small Companies Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.43%
	Australia - 6.61%
299,000	A.B.C. Learning Centres, Ltd.	$1,429,354
125,000	Alinta Infrastructure Holdings	190,913
1,100,000	Bendigo Mining, Ltd.*	966,017
300,000	DCA Group, Ltd.	898,052
340,000	Healthscope, Ltd.	1,635,738
375,000	McGuigan Simeon Wines, Ltd.	1,174,112
600,000	Pacific Brands, Ltd.	1,305,842
145,000	Sigma Co., Ltd.	1,360,862
730,000	Timbercorp, Ltd.	1,204,123
190,000	Transfield Services, Ltd.	1,182,512

		11,347,525

	Austria - 4.18%
10,500	Andritz AG	1,050,468
10,370	Boehler-Uddeholm AG	1,750,233
13,500	EVN AG	1,220,718
8,690	Palfinger AG	764,407
28,310	Semperit AG Holding	771,039
68,850	SkyEurope Holding AG*	494,732
20,000	Wiener Staedtische Allgemeine Versicherung AG	1,127,280

		7,178,877

	Belgium - 3.44%
1,150	Bekaert NV	94,351
45,000	ICOS Vision Systems Corp. NV#*	1,638,474
35,000	Omega Pharma SA	1,982,445
40,000	Option NV*	2,199,100

		5,914,370

	Denmark - 2.19%
17,000	Bang & Olufsen A/S, Class B	1,469,370
40,000	Dampskibsselskabet Torm A/S	2,297,355

		3,766,725

	Finland - 0.83%
88,700	Pohjola Group Plc, Class D	1,427,661

	France - 7.26%
38,180	bioMerieux	1,970,153
1,900,000	Bull SA*	1,718,047
9,600	Cegedim SA#	907,418
14,000	Cie Generale de Geophysique SA*	1,466,790
35,000	Groupe Steria SCA	1,913,663
14,000	Seche Environnement	1,387,459
85,000	Silicon-On-Insulator Technologies*	1,441,894
52,890	SR Teleperformance	1,668,136

		12,473,560

	Germany - 5.22%
5,930	Bijou Brigitte Modische Accessoires AG#	1,376,276
27,000	CeWe Color Holding AG	1,666,686
21,060	ElringKlinger AG	921,691
45,000	H&R Wasag AG#	702,591
55,000	IVG Immobilien AG	1,133,911
82,000	OHB Technology AG	818,586
11,500	Rational AG	1,227,047
17,000	Rheinmetall AG	1,127,280

		8,974,068

	Greece - 0.73%
60,000	Piraeus Bank SA	1,258,695

	Hong Kong - 5.38%
2,200,000	Far East Consortium International, Ltd.	886,208
1,020,000	FU JI Food & Catering Services	1,157,033
1,000,000	Kowloon Development Co., Ltd.	1,147,237
2,400,000	Midland Holdings, Ltd.	1,392,152
1,000,000	Moulin Global Eyecare Holdings, Ltd.#*	0
1,330,000	Noble Group, Ltd.	1,251,672
4,500,000	Peace Mark (Holdings), Ltd.	1,148,526
3,716,000	Prime Success International Group, Ltd.	1,293,310
600,000	YGM Trading, Ltd.#	966,773

		9,242,911

	Indonesia - 0.39%
80,000,000	PT Bank Century Tbk#*	660,836

	Ireland - 2.86%
43,000	FBD Holdings Plc	1,718,071
125,000	Kingspan Group Plc	1,612,553
90,000	Paddy Power Plc	1,589,646

		4,920,270

September 30, 2005

Forward International Small Companies Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Italy - 5.00%
92,900	Astaldi SpA	$635,066
300,200	C.I.R. SpA	915,696
92,900	Credito Emiliano SpA	995,721
431,140	Hera SpA	1,216,338
217,152	Milano Assicurazioni SpA	1,539,435
200,900	Recordati SpA	1,535,640
29,010	Tod’s SpA	1,756,136

		8,594,032

	Japan - 21.09%
17,000	Abilit Corp.	539,968
218,000	Aida Engineering, Ltd.	1,394,475
104,000	Chiyoda Corp.	1,917,767
180,000	CKD Corp.	1,627,844
129,000	Daimei Telecom Engineering Corp.	1,351,004
135,000	Dowa Mining Co., Ltd.	1,133,932
110,000	Espec Corp.	1,475,206
35,000	F.C.C. Co., Ltd.	1,352,566
60,000	Hamamatsu Photonics K.K.	1,386,976
550,000	Haseko Corp.*	1,703,280
135,000	Hitachi Koki Co., Ltd.	1,665,165
73,500	Izumi Co., Ltd.	1,964,926
30,000	Japan Petroleum Exploration Co., Ltd.	1,611,962
46,000	Kibun Food Chemifa Co., Ltd.	1,189,164
190,000	Nabtesco Corp.	1,664,635
329	NextCom K.K.	2,008,715
95,000	Nippon Seiki Co., Ltd.	1,676,370
284,000	Ryobi, Ltd.	1,638,749
115	Sammy NetWorks Co., Ltd.	1,653,871
21,000	Sysmex Corp.	728,162
21,000	Sysmex Corp. - When Issued Shares*	728,162
171,000	The Keiyo Bank, Ltd.	1,128,532
242,000	Tokyo Tatemono Co., Ltd.	1,972,893
33,900	Trans Cosmos, Inc.	1,585,228
26,200	UFJ Central Leasing Co., Ltd.	1,141,943

		36,241,495

	Netherlands - 3.62%
45,000	Axalto Holding NV*	1,656,378
35,000	Fugro NV	1,059,161
33,960	Nutreco Holding NV	1,498,542
38,000	Trader Classified Media NV, Class A*	675,307
26,552	Univar NV	1,150,844
5,000	USG People NV	171,202

		6,211,434

	Norway - 2.24%
130,000	Siem Offshore, Inc.*	85,879
85,000	Storebrand ASA	833,805
140,000	Subsea 7, Inc.*	1,882,959
80,000	Tandberg Television ASA*	1,045,322

		3,847,965

	Singapore - 4.38%
1,500,000	Bio-Treat Technology, Ltd.	923,350
1,200,000	Jurong Technologies Industrial Co., Ltd.	1,463,155
1,100,000	Parkway Holdings, Ltd.	1,406,333
1,800,000	Petra Foods, Ltd.	1,161,290
760,000	SembCorp Marine, Ltd.	1,345,013
3,200,000	United Test and Assembly Center, Ltd.*	1,231,133

		7,530,274

	Spain - 2.25%
37,000	Banco Pastor SA	1,694,248
90,000	Enagas	1,622,198
21,000	Prosegur, Compania de Seguridad SA	546,881

		3,863,327

	Sweden - 4.07%
83,670	Brostrom AB, Class B	1,731,942
80,000	Gambro AB, Class A	1,216,106
417,280	Intentia International AB*	1,220,056
140,000	Intrum Justitia AB	1,263,327
142,400	Micronic Laser Systems AB*	1,565,931

		6,997,362

September 30, 2005

Forward International Small Companies Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Switzerland - 2.15%
67,500	Ascom Holding AG, Registered Shares	$997,381
38,400	Logitech International SA, Registered Shares*	1,559,231
10,000	Ypsomed Holding AG*	1,132,440

		3,689,052

	United Kingdom - 12.54%
100,000	AWG Plc	1,737,253
290,000	Balfour Beatty Plc	1,680,200
124,000	BowLeven Plc*	1,425,892
47,626	CSR Plc*	562,824
50,000	Forth Ports Plc	1,176,450
42,000	Inchcape Plc	1,626,472
1,220,000	Innovation Group Plc*	615,115
85,000	Lonmin Plc	1,947,334
64,000	National Express Group Plc	951,067
1,529,700	Regus Group Plc*	2,685,891
47,168	Stanley Leisure Plc	563,669
88,440	Stanley Leisure Plc, Series B	391,147
190,000	The Weir Group Plc	1,287,372
485,000	Tullow Oil Plc	2,230,831
56,800	Wilson Bowden Plc	1,171,652
361,470	Wolfson Microelectronics Plc*	1,483,583

		21,536,752

	Total Common Stocks (Cost $142,741,409)	165,677,191

Par Value
OVERNIGHT DEPOSIT - 5.60%
$9,615,404	Citibank - Nassau
	3.060%, due 10/03/05	9,615,404

	Total Overnight Deposit (Cost $9,615,404)
Total Investments - 102.03% (Cost $152,356,813)		175,292,595

Net Other Assets and Liabilities - (2.03)%		(3,486,142)

Net Assets - 100.00%		$171,806,453

Gross unrealized appreciation		$25,523,811
Gross unrealized depreciation		(2,588,029)

Net unrealized appreciation		$22,935,782

*	Non-income producing security.

ADR	American Depositary Receipt

#	Securities determined to be illiquid under procedures approved by the Fund’s Board of Directors. Information related to these securities is as follows:

Date of Purchase	Security	Cost	Market Value	% of TNA
07/28/2004	Bijou Brigitte Modische Accessoires AG	$795,094	$1,376,276	0.80%
07/06/2004	Cegedim SA	764,729	907,418	0.53%
01/06/2005	H&R Wasag AG	739,240	702,591	0.41%
12/10/2004	Icos Vison System	1,371,880	1,638,474	0.95%
05/15/2003	Moulin Global Eyecare	613,587	0	0.00%
11/19/2004	OHB Technology AG	757,370	818,586	0.48%
02/25/2005	PT Bank Century Tbk	907,358	660,836	0.38%
11/04/2004	YGM Trading	923,717	966,773	0.56%

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets (Unaudited):

% of Net Assets
Industrials	24.30%
Consumer Discretionary	14.04%
Information Technology	12.39%
Financial Services	9.90%
Health Care	8.49%
Materials	6.84%
Energy	5.79%
Banks	4.08%
Telecommunication Services	3.97%
Utilities	3.91%
Consumer Staples	2.72%
Short-term investments	5.60%
Net Other Assets and Liabilities	-2.03%

TOTAL NET ASSETS	100.00%

September 30, 2005

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON AND PREFERRED STOCKS - 97.92%
	Health Care - 8.22%
12,750	Alexandria Real Estate Equities, Inc.	$1,054,298
55,200	BioMed Realty Trust, Inc.	1,368,960
15,000	LTC Properties, Inc., Series E, 8.500%	634,500
18,600	Ventas, Inc.	598,920

		3,656,678

	Hotels - 5.86%
67,000	Great Wolf Resorts, Inc.*	692,780
67,225	Interstate Hotels & Resorts, Inc.*	312,596
28,000	Starwood Hotels & Resorts Worldwide, Inc.	1,600,760

		2,606,136

	Industrial - 8.13%
41,350	AMB Property Corp.	1,856,615
40,300	EastGroup Properties, Inc.	1,763,125

		3,619,740

	Office - 16.45%
16,500	Boston Properties, Inc.	1,169,850
22,500	Equity Office Properties Trust	735,975
18,400	Kilroy Realty Corp.	1,030,952
37,100	Lexington Corporate Properties Trust	873,705
46,000	Maguire Properties, Inc.	1,382,300
21,250	SL Green Realty Corp.	1,448,825
29,500	Trizec Properties, Inc.	680,270

		7,321,877

	Residential - 12.35%
32,600	American Campus Communities, Inc.	783,052
22,000	Archstone-Smith Trust	877,140
21,230	Avalonbay Communities, Inc.	1,819,411
32,200	Boardwalk Real Estate Investment Trust	593,727
10,000	Equity Lifestyle Properties, Inc.	450,000
25,700	Equity Residential	972,745

		5,496,075

	Retail - 35.33%
31,550	CBL & Associates Properties, Inc.	1,293,235
48,100	Cedar Shopping Centers, Inc.	696,007
26,000	Developers Diversified Realty Corp.	1,214,200
31,200	General Growth Properties, Inc.	1,401,816
49,100	Kimco Realty Corp.	1,542,722
36,200	Realty Income Corp.	865,542
21,250	Regency Centers Corp.	1,220,812
37,108	Simon Property Group, Inc.	2,750,445
7,790	Simon Property Group, L.P., 6.000%	491,549
25,100	The Mills Corp.	1,382,508
19,000	Vornado Realty Trust	1,645,780
32,200	Weingarten Realty Investors	1,218,770

		15,723,386

	Self Storage - 3.01%
66,000	U-Store-It Trust	1,337,820

	Specialty - 8.57%
19,700	CB Richard Ellis Group, Inc., Class A*	969,240
36,800	Digital Realty Trust, Inc.	662,400
13,800	Global Signal, Inc.	617,412
25,000	Patriot Capital Funding, Inc.	343,500
21,200	Rayonier, Inc.	1,221,544

		3,814,096

	Total Common and Preferred Stocks (Cost $28,667,500)	43,575,808

September 30, 2005

Forward Uniplan Real Estate Investment Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Par Value
	OVERNIGHT DEPOSIT - 1.92%
$856,024	HSBC Bank
	3.060%, due 10/03/05	$856,024

	Total Overnight Deposit (Cost $856,024)
	Total Investments - 99.84% (Cost $29,523,524)	44,431,832

	Net Other Assets and Liabilities - 0.16%	69,429

	Net Assets - 100.00%	$44,501,261

	Gross unrealized appreciation	$15,524,803
	Gross unrealized depreciation	(616,495)

	Net unrealized appreciation	$14,908,308

REIT	Real Estate Investment Trust

*	Non-income producing security.

September 30, 2005

Forward Legato Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.46%
	Auto & Transportation - 4.74%
1,500	Aviall, Inc.*	$50,670
3,400	Fleetwood Enterprises, Inc.*	41,820
1,450	Keystone Automotive Industries, Inc.*	41,774
1,750	Knight Transportation, Inc.	42,630
500	Polaris Industries, Inc.	24,775
700	Wabash National Corp.	13,762
2,262	Wabtec Corp.	61,707
1,600	Winnebago Industries, Inc.	46,352

		323,490

	Consumer Discretionary - 16.46%
1,218	Administaff, Inc.	48,403
775	Advisory Board Co.*	40,331
1,400	American Woodmark Corp.	47,040
627	Arbitron, Inc.	24,980
1,200	California Pizza Kitchen, Inc.*	35,088
2,711	Casual Mail Retail Group, Inc.*	18,652
1,075	Cherokee, Inc.	37,603
1,250	Coinstar, Inc.*	23,138
1,300	Copart, Inc.*	31,031
2,800	Corinthian Colleges, Inc.*	37,156
1,700	DeVry, Inc.*	32,385
3,533	DiamondCluster International, Inc.*	26,780
2,090	Fred’s, Inc.	26,146
3,120	Gentex Corp.	54,288
2,250	J. Jill Group, Inc.*	35,595
750	Jarden Corp.*	30,802
1,250	Matthews International Corp., Class A	47,238
1,009	McCormick & Schmick’s Seafood Restaurants, Inc.*	21,310
2,668	Playboy Enterprises, Inc., Class B*	37,619
1,975	Reader’s Digest Association, Inc.	31,541
2,150	Renaissance Learning, Inc.	38,270
1,175	Ritchie Bros. Auctioneers, Inc.	51,688
3,690	Rollins, Inc.	72,029
1,375	SCP Pool Corp.	48,029
3,596	Service Corporation International	29,811
1,384	Source Interlink Cos., Inc.*	15,307
1,200	The Cheesecake Factory, Inc.*	37,488
1,100	The Sports Authority, Inc.*	32,384
1,145	Universal Technical Institute, Inc.*	40,773
1,800	Westwood One, Inc.	35,802
1,400	Yankee Candle Co., Inc.	34,300

		1,123,007

September 30, 2005

Forward Legato Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Consumer Staples - 2.84%
3,966	Alliance One International, Inc.	$14,040
2,950	Del Monte Foods Co.*	31,653
1,646	Lance, Inc.	28,739
1,830	Performance Food Group Co.*	57,755
1,750	United Natural Foods, Inc.*	61,880

		194,067

	Energy - 7.59%
700	Cal Dive International, Inc.*	44,387
787	CARBO Ceramics, Inc.	51,934
1,087	Encore Acquisition Co.*	42,230
800	Forest Oil Corp.*	41,680
2,878	Global Industries, Ltd.*	42,422
2,700	Hanover Compressor Co.*	37,422
750	James River Coal Co.*	37,852
3,750	Meridian Resource Corp.*	15,638
1,379	Remington Oil & Gas Corp.*	57,229
1,500	St. Mary Land & Exploration Co.	54,900
2,840	W-H Energy Services, Inc.*	92,073

		517,767

	Financial Services - 8.24%
600	Allmerica Financial Corp.*	24,684
2,250	Boston Private Financial Holdings, Inc.	59,715
1,500	FactSet Research Systems, Inc.	52,860
1,250	Financial Federal Corp.	49,750
900	First Industrial Realty Trust, Inc.	36,045
1,100	GATX Corp.	43,505
1,483	Kronos, Inc.*	66,201
1,400	Montpelier Re Holdings, Ltd.	34,790
1,250	PrivateBancorp, Inc.	42,850
2,250	TSX Group, Inc.	78,142
2,400	W Holding Co., Inc.	22,944
2,000	World Acceptance Corp.*	50,820

		562,306

	Health Care - 19.96%
1,800	American Medical Systems Holdings, Inc.*	36,270
1,120	ArthroCare Corp.*	45,046
720	Aspect Medical Systems, Inc.*	21,334
880	Chemed Corp.	38,139
1,500	Computer Programs & Systems, Inc.	51,810
2,500	Gentiva Health Services, Inc.*	45,300
2,460	Greatbatch, Inc.*	67,502
2,000	Integra LifeSciences Holdings*	76,520
910	Intuitive Surgical, Inc.*	66,694
1,250	Kensey Nash Corp.*	38,325
2,200	K-V Pharmaceutical Co., Class A*	39,094
1,245	Kyphon, Inc.*	54,705
1,000	Landauer, Inc.	49,000
850	LifePoint Hospitals, Inc.*	37,171
1,130	Medicis Pharmaceutical, Class A	36,793
700	Mentor Corp.	38,507
640	Millipore Corp.*	40,250
1,730	Neogen Corp.*	31,140
1,475	Par Pharmaceutical Cos., Inc.*	39,265
1,270	Pediatrix Medical Group, Inc.*	97,561
1,100	PolyMedica Corp.	38,434
4,143	PSS World Medical, Inc.*	55,268
1,000	Rotech Healthcare, Inc.*	23,825
550	Sunrise Senior Living, Inc.*	36,707
1,500	SurModics, Inc.*	58,035
2,970	Synovis Life Technologies, Inc.*	31,927
2,455	Techne Corp.*	139,886
1,526	U.S. Physical Therapy, Inc.*	27,712

		1,362,220

September 30, 2005

Forward Legato Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Industrials - 4.74%
1,220	Corporate Executive Board Co.	$95,136
7,730	First Consulting Group, Inc.*	44,834
1,345	G & K Services, Inc., Class A	52,980
845	Mobile Mini, Inc.*	36,631
1,650	Stericycle, Inc.*	94,297

		323,878

	Information Technology - 18.68%
2,410	August Technology Corp.*	25,715
835	Avid Technology, Inc.*	34,569
1,650	Avocent Corp.*	52,206
1,600	Blackboard, Inc.*	40,016
1,700	Cree, Inc.*	42,534
4,615	Digi International, Inc.*	49,519
1,450	Digital Insight Corp.*	37,787
3,010	Echelon Corp.*	27,722
4,630	Entegris, Inc.*	52,319
820	F5 Networks, Inc.*	35,645
892	FileNET Corp.*	24,887
1,025	Hutchinson Technology, Inc.*	26,773
2,700	Integrated Device Technology, Inc.*	28,998
1,200	Internet Security Systems, Inc.*	28,812
2,900	Intervoice, Inc.*	26,129
2,000	IXYS Corp.*	21,120
3,750	Keane, Inc.*	42,862
1,330	Macromedia, Inc.*	54,091
1,400	ManTech International Corp., Class A*	36,974
1,140	Maximus, Inc.	40,755
3,900	Microsemi Corp.*	99,606
2,120	National Instruments Corp.	52,237
1,930	Power Integrations, Inc.*	41,978
2,360	Semtech Corp.*	38,869
1,564	Sybase, Inc.*	36,629
990	Tech Data Corp.*	36,343
4,550	The BISYS Group, Inc.*	61,106
1,250	Trimble Navigation, Ltd.*	42,113
1,520	Verint Systems, Inc.*	62,229
3,040	WebEx Communications, Inc.*	74,510

		1,275,053

	Materials & Processing - 4.43%
861	Acuity Brands, Inc.	25,546
1,258	Airgas, Inc.	37,275
1,775	Amcol International Corp.	33,849
1,750	Simpson Manufacturing Co., Inc.	68,495
2,380	Spartech Corp.	46,505
2,150	Symyx Technologies, Inc.*	56,158
1,643	Worthington Industries, Inc.	34,552

		302,380

	Other - 1.65%
1,025	Ansys, Inc.*	39,452
2,500	Raven Industries, Inc.	73,125

		112,577

September 30, 2005

Forward Legato Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Producer Durables - 8.78%
600	AMETEK, Inc.	$25,782
1,114	Applied Signal Technology, Inc.	21,255
2,700	BE Aerospace, Inc.*	44,739
3,458	C&D Technologies, Inc.	32,540
4,000	Champion Enterprises, Inc.*	59,120
900	Cognex Corp.	27,063
1,150	Crane Co.	34,201
500	Curtiss-Wright Corp.	30,855
1,382	Duratek, Inc.*	25,263
1,326	Esterline Technologies Corp.*	50,242
1,250	Franklin Electric Co., Inc.	51,737
1,886	General Cable Corp.*	31,685
900	Graco, Inc.	30,852
900	IDEX Corp.	38,295
1,300	Park-Ohio Holdings Corp.*	22,828
1,475	Plantronics, Inc.	45,445
644	Varian Semiconductor Equipment Associates, Inc.*	27,286

		599,188

	Utilities - 0.35%
700	ONEOK, Inc.	23,814

	Total Common Stocks (Cost $6,023,271)	6,719,747

Par Value
OVERNIGHT DEPOSIT - 2.05%
$140,069	Brown Brothers Harriman & Co. - Grand Cayman
	3.310%, due 10/03/05	140,069

	Total Overnight Deposit (Cost $140,069)
Total Investments - 100.51% (Cost $6,163,340)		6,859,816

Net Other Assets and Liabilities - (0.51)%		(35,132)

Net Assets - 100.00%		$6,824,684

Gross unrealized appreciation		$873,135
Gross unrealized depreciation		(176,659)

Net unrealized appreciation		$696,476

*	Non-income producing security.

September 30, 2005

Sierra Club Stock Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.52%
	Biotechnology - 3.64%
5,540	Amgen, Inc.*	$441,372
5,000	Celgene Corp.*	271,600
6,400	Gilead Sciences, Inc.*	312,064

		1,025,036

	Capital Markets - 3.89%
2,402	A.G. Edwards, Inc.	105,232
3,711	Bear Stearns Cos., Inc.	407,282
6,926	Franklin Resources, Inc.	581,507

		1,094,021

	Commercial Banks - 4.40%
6,656	Bank of America Corp.	280,218
5,079	Comerica, Inc.	299,153
7,500	KeyCorp.	241,875
14,837	U.S. Bancorp	416,623

		1,237,869

	Commercial Services & Supplies - 5.36%
2,700	Apollo Group, Inc., Class A*	179,253
2,000	Dun & Bradstreet Corp.*	131,740
24,412	Equifax, Inc.	852,955
9,600	Robert Half International, Inc.	341,664

		1,505,612

	Communications Equipment - 0.72%
5,500	Juniper Networks, Inc.*	130,845
2,055	QLogic Corp.*	70,281

		201,126

	Computers & Peripherals - 5.45%
424	Apple Computer, Inc.*	22,731
8,677	Dell, Inc.*	296,753
30,348	Hewlett-Packard Co.	886,162
13,700	Network Appliance, Inc.*	325,238

		1,530,884

	Consumer Finance - 3.05%
15,016	AmeriCredit Corp.*	358,432
2,900	Capital One Financial Corp.	230,608
4,000	WFS Financial, Inc.*	268,760

		857,800

	Diversified Financial Services - 0.81%
4,443	Moody’s Corp.	226,948

	Diversified Telecommunications - 3.41%
8,520	Alltel Corp.	554,737
11,564	CenturyTel, Inc.	404,509

		959,246

	Electrical Equipment - 0.61%
6,628	American Power Conversion Corp.	171,665

	Food & Staples Retailing - 4.25%
2,500	Costco Wholesale Corp.	107,725
21,842	Kroger Co.*	449,727
6,918	Walgreen Co.	300,587
2,500	Whole Foods Market, Inc.	336,125

		1,194,164

	Food Products - 4.97%
12,700	McCormick & Co., Inc.	414,401
17,436	The Hershey Co.	981,821

		1,396,222

	Health Care Equipment & Supplies - 4.28%
11,000	Applera Corp. - Applied Biosystems Group	255,640
3,205	Becton, Dickinson & Co.	168,038
3,600	Biomet, Inc.	124,956
3,550	Stryker Corp.	175,477
9,000	Varian Medical Systems, Inc.*	355,590
1,800	Zimmer Holdings, Inc.*	124,002

		1,203,703

September 30, 2005

Sierra Club Stock Fund

Portfolio of Investments

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Health Care Providers & Services - 6.00%
2,554	Cardinal Health, Inc.	$162,026
3,863	Health Net, Inc.*	182,797
11,839	Humana, Inc.*	566,851
4,800	IMS Health, Inc.	120,816
1,954	Quest Diagnostics, Inc.	98,755
7,516	UnitedHealth Group, Inc.	422,399
12,000	WebMD Corp.*	132,960

		1,686,604

	Hotels Restaurants & Leisure - 5.94%
5,757	Choice Hotels International, Inc.	372,133
12,931	MGM Mirage*	565,990
9,000	Starbucks Corp.*	450,900
4,900	Starwood Hotels & Resorts Worldwide, Inc.	280,133

		1,669,156

	Household Durables - 2.05%
650	NVR, Inc.*	575,218

	Information Technology Services - 1.33%
2,700	Affiliated Computer Services, Inc., Class A*	147,420
6,000	CheckFree Corp.*	226,920

		374,340

	Insurance - 9.41%
2,660	Chubb Corp.	238,203
4,893	Cigna Corp.	576,689
10,760	Jefferson-Pilot Corp.	550,589
5,759	Progressive Corp.	603,370
8,900	Safeco Corp.	475,082
5,100	W.R. Berkley Corp.	201,348

		2,645,281

	Internet & Catalog Retail - 0.94%
6,400	eBay, Inc.*	263,680

	Internet Software & Services - 0.40%
3,300	Yahoo!, Inc.*	111,672

	Media - 5.08%
15,570	Comcast Corp., Class A*	457,447
10,873	McGraw-Hill Cos., Inc.	522,339
2,600	Omnicom Group, Inc.	217,438
5,200	Pixar*	231,452

		1,428,676

	Multiline Retail - 1.65%
7,700	Dollar General Corp.	141,218
16,300	Family Dollar Stores, Inc.	323,881

		465,099

	Pharmaceuticals - 1.15%
8,800	Watson Pharmaceuticals, Inc.*	322,168

	Semiconductors & Semiconductor Equipment - 3.48%
5,500	Altera Corp.*	105,105
4,000	Microchip Technology, Inc.	120,480
6,850	Novellus Systems, Inc.*	171,798
17,143	Texas Instruments, Inc.	581,148

		978,531

	Software - 6.69%
9,507	Autodesk, Inc.*	441,505
27,500	Compuware Corp.*	261,250
6,600	Fair Isaac Corp.	295,680
2,600	Intuit, Inc.*	116,506
10,023	Microsoft Corp.	257,892
40,919	Oracle Corp.*	506,986

		1,879,819

	Specialty Retail - 1.61%
10,047	American Eagle Outfitters, Inc.	236,406
5,400	Bed Bath & Beyond, Inc.*	216,972

		453,378

	Thrifts & Mortgage Finance - 5.56%
20,239	Astoria Financial Corp.	534,714
9,258	Doral Financial Corp.	121,002
2,400	Downey Financial Corp.	146,160
5,257	Freddie Mac	296,810
2,565	Fremont General Corp.	55,994
6,345	MGIC Investment Corp.	407,349

		1,562,029

	Trading Companies & Distributors - 1.39%
6,400	Fastenal Co.	390,976

	Total Common Stocks (Cost $24,509,629)	27,410,923

Par Value
OVERNIGHT DEPOSIT - 2.47%

$695,943	Brown Brothers Harriman & Co. - Grand Cayman
	3.060%, due 10/03/05	695,943

	Total Overnight Deposit (Cost $695,943)
Total Investments - 99.99% (Cost $25,205,572)		28,106,866

Net Other Assets and Liabilities - 0.01%		1,903

Net Assets - 100.00%		$28,108,769

Gross unrealized appreciation		$3,509,421
Gross unrealized depreciation		(608,127)

Net unrealized appreciation		$2,901,294

*	Non-income producing security.

September 30, 2005

Sierra Club Equity Income Fund

Portfolio of Investments

September 30, 2005 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 71.19%
	Biotechnology - 3.39%
4,569	Amgen, Inc.*	$364,012
5,000	Celgene Corp.*	271,600
2,450	Genzyme Corp.*	175,518
4,800	Gilead Sciences, Inc.*	234,048

		1,045,178

	Capital Markets - 3.47%
1,981	A.G. Edwards, Inc.	86,788
3,413	Bear Stearns Cos., Inc.	374,577
5,488	Franklin Resources, Inc.	460,772
3,000	State Street Corp.	146,760

		1,068,897

	Commercial Banks - 3.95%
12,489	Bank of America Corp.	525,787
728	Comerica, Inc.	42,879
5,000	KeyCorp.	161,250
2,100	SunTrust Banks, Inc.	145,845
12,235	U.S. Bancorp	343,559

		1,219,320

	Commercial Services & Supplies - 4.86%
2,500	Apollo Group, Inc., Class A*	165,975
4,000	Corporate Executive Board Co.	311,920
22,111	Equifax, Inc.	772,558
7,000	Robert Half International, Inc.	249,130

		1,499,583

	Communications Equipment - 0.18%
1,620	QLogic Corp.*	55,404

	Computers & Peripherals - 2.77%
350	Apple Computer, Inc.*	18,764
2,535	Dell, Inc.*	86,697
25,691	Hewlett-Packard Co.	750,177

		855,638

	Consumer Finance - 0.96%
12,382	AmeriCredit Corp.*	295,558

	Diversified Financial Services - 0.61%
3,664	Moody’s Corp.	187,157

	Diversified Telecommunications - 2.52%
7,025	Alltel Corp.	457,398
9,171	CenturyTel, Inc.	320,802

		778,200

	Electrical Equipment - 0.46%
5,475	American Power Conversion Corp.	141,802

	Food & Staples Retailing - 3.28%
17,477	Kroger Co.*	359,851
5,700	Walgreen Co.	247,665
3,000	Whole Foods Market, Inc.	403,350

		1,010,866

	Food Products - 3.98%
14,119	The Hershey Co.	795,041
6,000	Wm. Wrigley Jr. Co.	431,280

		1,226,321

	Health Care Equipment & Supplies - 2.09%
2,643	Becton, Dickinson & Co.	138,572
3,500	Biomet, Inc.	121,485
3,350	Edwards Lifesciences Corp.*	148,774
4,800	Stryker Corp.	237,264

		646,095

September 30, 2005

Sierra Club Equity Income Fund

Portfolio of Investments

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Health Care Providers & Services - 6.07%
2,095	Cardinal Health, Inc.	$132,907
5,000	Caremark Rx, Inc.*	249,650
2,350	Cerner Corp.*	204,285
3,000	Coventry Health Care, Inc.*	258,060
3,088	Health Net, Inc.*	146,124
9,762	Humana, Inc.*	467,405
5,000	Lincare Holdings, Inc.*	205,250
1,611	Quest Diagnostics, Inc.	81,420
2,240	UnitedHealth Group, Inc.	125,888

		1,870,989

	Hotels Restaurants & Leisure - 3.37%
10,800	Alliance Gaming Corp.*	117,180
2,695	Choice Hotels International, Inc.	174,205
10,663	MGM Mirage*	466,720
4,900	Starwood Hotels & Resorts Worldwide, Inc.	280,133

		1,038,238

	Household Durables - 1.52%
529	NVR, Inc.*	468,139

	Information Technology Services - 1.22%
2,050	Affiliated Computer Services, Inc., Class A*	111,930
7,000	CheckFree Corp.*	264,740

		376,670

	Insurance - 5.41%
4,035	Cigna Corp.	475,565
8,872	Jefferson-Pilot Corp.	453,980
4,748	Progressive Corp.	497,448
4,500	Safeco Corp.	240,210

		1,667,203

	Media - 2.59%
12,485	Comcast Corp., Class A*	366,809
8,965	McGraw-Hill Cos., Inc.	430,679

		797,488

	Pharmaceuticals - 0.95%
8,000	Watson Pharmaceuticals, Inc.*	292,880

	Real Estate - 5.70%
10,000	AMB Property Corp.	449,000
20,000	Kimco Realty Corp.	628,400
10,000	SL Green Realty Corp.	681,800

		1,759,200

	Semiconductors & Semiconductor Equipment - 1.31%
5,100	Microchip Technology, Inc.	153,612
7,374	Texas Instruments, Inc.	249,979

		403,591

	Software - 5.43%
5,040	Activision, Inc.*	103,068
11,645	Autodesk, Inc.*	540,794
21,000	Compuware Corp.*	199,500
5,000	Intuit, Inc.*	224,050
7,873	Microsoft Corp.	202,572
32,527	Oracle Corp.*	403,010

		1,672,994

	Specialty Retail - 0.63%
8,285	American Eagle Outfitters, Inc.	194,946

	Textiles Apparel & Luxury - 0.70%
15,000	Quiksilver, Inc.*	216,750

	Thrifts & Mortgage Finance - 2.59%
16,689	Astoria Financial Corp.	440,923
7,634	Doral Financial Corp.	99,776
1,229	Freddie Mac	69,389
1,988	Fremont General Corp.	43,398
2,257	MGIC Investment Corp.	144,899

		798,385

	Trading Companies & Distributors - 1.18%
5,950	Fastenal Co.	363,486

	Total Common Stocks (Cost $19,422,528)	21,950,978

September 30, 2005

Sierra Club Equity Income Fund

Portfolio of Investments

Par Value		Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.53%
	Federal Farm Credit Bank - 1.02%
$75,000	3.680%, due 03/24/10	$72,581
250,000	3.875%, due 05/07/10	243,642

		316,223

	Federal Home Loan Bank - 0.72%
225,000	4.320%, due 08/19/10	221,458

	Federal Home Loan Mortgage Corp. - 3.14%
960,000	5.500%, due 07/15/06	968,755

	Federal National Mortgage Corp. - 0.65%
200,000	3.670%, due 02/17/09	199,496

	Total U.S. Government and Agency Obligations (Cost $1,735,859)	1,705,932

CORPORATE NOTES AND BONDS - 9.94%
	Finance - 6.32%
	Bank of America Corp.
100,000	7.125%, due 03/01/09	107,440
	Bear Stearns Cos., Inc.
200,000	3.000%, due 03/30/06	198,778
	Countrywide Home Loan
200,000	4.000%, due 03/22/11	190,227
	Key Bank NA
150,000	7.000%, due 02/01/11	165,065
	Mellon Financial Corp.
150,000	6.375%, due 02/15/10	159,670
	National City Bank
50,000	6.250%, due 03/15/11	53,294
	National City Corp.
150,000	5.750%, due 02/01/09	154,899
	Suntrust Bank
150,000	6.375%, due 04/01/11	161,617
	U.S. Bancorp
200,000	3.125%, due 03/15/08	193,436
	U.S. Bank N.A. Minnesota
150,000	6.375%, due 08/01/11	161,809
	Wachovia Corp.
200,000	4.850%, due 07/30/07	200,937
	Wells Fargo & Co.
150,000	3.500%, due 04/04/08	146,469
50,000	6.125%, due 04/18/12	53,113

		1,946,754

September 30, 2005

Sierra Club Equity Income Fund

Portfolio of Investments

Par Value		Value (Note 1)
CORPORATE NOTES AND BONDS (Continued)
	Health Care - 0.51%
	Becton Dickinson & Co.
$145,000	7.150%, due 10/01/09	$158,197

	Retail - 0.90%
	Costco Wholesale Corp.
100,000	5.500%, due 03/15/07	101,245
	Lowe’s Cos., Inc.
175,000	6.375%, due 12/15/05	175,577

		276,822

	Technology - 1.58%
	Dell, Inc.
125,000	6.550%, due 04/15/08	130,358
	First Data Corp.
150,000	5.625%, due 11/01/11	156,219
	Texas Instruments, Inc.
200,000	6.125%, due 02/01/06	200,989

		487,566

	Telecommunications - 0.63%
	Alltel Corp.
175,000	7.00%, due 07/01/12	194,766

	Total Corporate Notes and Bonds (Cost $3,122,103)	3,064,105

OVERNIGHT DEPOSIT - 13.14%
$4,051,055	Brown Brothers Harriman & Co. - Grand Cayman
	3.060%, due 10/03/05	4,051,055

	Total Overnight Deposit (Cost $4,051,055)
Total Investments - 99.80% (Cost $28,331,545)		30,772,070

Net Other Assets and Liabilities - 0.20%		63,100

Net Assets - 100.00%		$30,835,170

Gross unrealized appreciation		$2,903,401
Gross unrealized depreciation		(462,876)

Net unrealized appreciation		$2,440,525

*	Non-income producing security.

September 30, 2005

Forward Funds

Notes to Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisors using methodologies approved by the Board of Directors. The valuation methodologies include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position, and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income:

Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Funds

Notes to Schedule of Portfolio Investments

September 30, 2005

(Unaudited)

Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. TAX BASIS INFORMATION

Capital Loss Carryforwards:

At December 31, 2004 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2005	Expiring in 2006	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011
Forward International Equity Fund	—	—	—	$221,235	$2,884,919	$2,932,364	$856,355
Forward Global Emerging Markets Fund	$1,030,873	—	—	6,071,022	2,015,691	—	—

The Sierra Club Stock Fund had a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $126,756. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2009. Due to limitation issues under Section 382 of the Internal Revenue Code, the Fund may only utilize $25,351 in a given year.

Post-October Loss:

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2004, the Funds elected to defer capital losses and currency losses occurring between November 1, 2004 and December 31, 2004 as follows:

Fund	F/X Loss
Forward Uniplan Real Estate Investment Fund	$88
Forward International Equity Fund	1,821

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forward Funds

By (Signature and Title)*	/s/ J. ALAN REID, JR.
J. Alan Reid, Jr., President & Trustee

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. ALAN REID, JR.
J. Alan Reid, Jr., President & Trustee

Date November 28, 2005

By (Signature and Title)*	/s/ JEREMY W. DEEMS
Jeremy W. Deems, Treasurer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.